ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified				1 Months Ended		12 Months Ended
	Feb. 03, 2013 location	Dec. 03, 2012 Water Products	Jun. 29, 2012 Peachtree Business Products LLC	Jun. 29, 2012 Peachtree Business Products LLC Customer Relationships	May 02, 2011 Rexford Albany Municipal Supply Company Incorporated location	Jan. 29, 2012 Rexford Albany Municipal Supply Company Incorporated Customer Relationships
Acquisition disclosures
Business acquisition, purchase price		$ 52	$ 196		$ 21
Number of locations	635				4
Business acquisition, goodwill recorded			129
Business acquisition, definite-lived intangible assets recorded			53	50
Business acquisition, property & equipment recorded			12
Business acquisition, net working capital recorded			8
Business acquisition, deferred tax liabilities recorded			6
Business acquisition, goodwill expected to be deductible for tax purposes			$ 47
Definite-lived intangible asset, average useful life				10 years 10 months 24 days		5 years 7 months 6 days